Cover	Apr. 13, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed by ZRCN, Inc., a Delaware corporation (the “Company”), to amend its Current Report on Form 8-K (the “Prior 8-K”) filed with the Securities and Exchange Commission (the “SEC”) on April 20, 2023, in connection with the consummation on April 14, 2023 of the transactions contemplated by that certain Agreement and Plan of Merger, dated April 13, 2023 (the “Merger Agreement”), by and among the Company, ZRCN, Inc., a California corporation and a direct, wholly owned subsidiary of the Company (“Merger Sub”), and Zircon Corporation, a California corporation (“Zircon”), upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including approval of the transaction by Zircon’s shareholders, Merger Sub will be merged with and into Zircon (the “Merger”), with Zircon surviving the Merger as a wholly-owned subsidiary of the Company. The Merger closed on April 14, 2023.
Document Period End Date	Apr. 13, 2023
Entity File Number	000-56380
Entity Registrant Name	ZRCN Inc.
Entity Central Index Key	0001901297
Entity Tax Identification Number	83-2756695
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1580 Dell Avenue
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008.
City Area Code	408
Local Phone Number	963-4550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false